Estimated Future Defined Benefit Pension and Other Benefit Payments (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2013	477
2014	499
2015	517
2016	536
2017	556
2018 - 2022	3,041
Other Postretirement Benefit Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2013	38
2014	37
2015	37
2016	37
2017	37
2018 - 2022	178